Intangible Assets, Net - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Finite And Indefinite Lived Intangible Assets [Line Items]
Amortization of intangible assets				¥ 479,497
Intangible Assets Excluding Licensed Copyrights
Finite And Indefinite Lived Intangible Assets [Line Items]
Amortization of intangible assets	¥ 162,182	$ 25,450	¥ 302,188	873,664
Intangible Assets Excluding Licensed Copyrights | Cost of Revenues
Finite And Indefinite Lived Intangible Assets [Line Items]
Impairment charges on intangible assets			¥ 15,391	¥ 99,096